Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025	3 Months Ended
Mar. 31, 2025
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025

Note 10 – Unaudited Subsequent Events after the Form 10-Q Filed on May 20, 2025

On June 3, 2025, the Company received a letter from The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company had not regained compliance with the minimum 400 public holders requirement under Nasdaq Listing Rule 5450(a)(2) (the “Minimum Public Holders Rule”) by May 28, 2025. Accordingly, unless the Company requests an appeal of the determination by June 10, 2025, the Listing Qualifications Department (the “Staff”) has determined that (i) the Company’s securities will be scheduled for delisting from Nasdaq, (ii) trading of the Company’s ordinary shares, warrants, rights and units will be suspended at the opening of business on June 12, 2025 and (iii) a Form 25-NSE will be filed with the SEC, which will remove the Company’s securities from listing and registration on Nasdaq. The Company fully intends to appeal such determination by requesting a hearing to the Hearings Panel (the “Panel”), pursuant to the procedures set forth in the Nasdaq Listing Rule 5800 Series to stay the suspension of the Company’s securities and the filing of the Form 25-NSE pending the Panel’s decision. There can be no assurance that the Panel will grant the Company a compliance period or that the Company will ultimately meet all applicable requirements for continued listing on The Nasdaq Capital Market. The Company intends to provide a plan to regain compliance to the Panel.